Net interest income_Details of interest income (Details)	3 Months Ended			6 Months Ended
	Jun. 30, 2018 KRW (₩)		Jun. 30, 2017 KRW (₩)	Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)		Jun. 30, 2017 KRW (₩)
Disclosure of interest income operating [Abstract]
Financial assets at FVTPL (IFRS 9)	₩ 13,367,000,000	[1]	₩ 0	₩ 28,537,000,000	[1]	$ 25,667,000	[1]	₩ 0
Financial assets at FVTPL (IAS 39)	0		13,074,000,000	0		0		26,806,000,000
Financial assets at FVTOCI	62,170,000,000	[1]	0	119,446,000,000	[1]	107,435,000	[1]	0
AFS financial assets	0		67,667,000,000	0		0		144,067,000,000
Securities at amortized cost	87,587,000,000		0	168,789,000,000				0
HTM financial assets	0		74,690,000,000	0		0		149,673,000,000
Financial assets at amortized cost:
Interest on due from banks	28,323,000,000		0	61,461,000,000				0
Interest on loans	2,170,291,000,000		0	4,251,497,000,000				0
Interest of other receivables	6,931,000,000		0	13,686,000,000				0
Sub-total	2,205,545,000,000		0	4,326,644,000,000				0
Loans and receivables
Interest on due from banks	0		20,182,000,000	0				41,403,000,000
Interest on loans	0		1,921,359,000,000	0				3,810,008,000,000
Interest of other receivables	0		8,836,000,000	0				17,627,000,000
Sub-total	0		1,950,377,000,000	0		0		3,869,038,000,000
Total	₩ 2,368,669,000,000		₩ 2,105,808,000,000	₩ 4,643,416,000,000		$ 4,176,485,000		₩ 4,189,584,000,000

[1]	The consolidated interim statements of comprehensive income for the three months and six months ended June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated interim statements of comprehensive income for the three months and six months ended June 30, 2017 was not retrospectively restated in accordance with IFRS 9.